CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2023
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

18. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

As a consequence of capital control and protection measures first introduced by the Russian Government in February and March 2022, the Group’s subsidiaries in Russia are temporarily restricted from remitting funds outside Russia, including to the parent company, in the form of cash dividends or loans as a result of a variety of regulations and local statutory requirements.

Regulation S-X requires that condensed financial information of the parent company is presented when the restricted net assets of consolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Group performed a test on the restricted net assets of consolidated subsidiaries and concluded that the restricted net assets exceed 25% of the consolidated net assets of the Group as of December 31, 2023.

As of December 31, 2022 and 2023 there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the parent company, except for those which have been separately disclosed in the Group’s consolidated financial statements, if any.

Condensed balance sheets of Yandex N.V.

	As of December 31,
	2022	2023	2023
	RUB	RUB	$
ASSETS
Cash and cash equivalents	8,860	6,991	77.9
Receivables from consolidated subsidiaries	86	11,910	132.8
Other current assets	373	779	8.7
Total current assets	9,319	19,680	219.4
Equity method investments	1,377	577	6.4
Investments in non-marketable equity securities	6,483	8,267	92.2
Investments in consolidated subsidiaries	300,730	298,434	3,327.5
Other non-current assets	49	873	9.7
Total non-current assets	308,639	308,151	3,435.8
TOTAL ASSETS	317,958	327,831	3,655.2
LIABILITIES AND EQUITY
Total liabilities	1,650	31,555	351.8
Equity	316,308	296,276	3,303.4
TOTAL LIABILITIES AND EQUITY	317,958	327,831	3,655.2

Condensed statements of operations of Yandex N.V.

	Year ended December 31,
	2021	2022	2023	2023
	RUB	RUB	RUB	$
Loss from operations	(1,374)	(996)	(1,820)	(20.3)
Gain on restructuring of convertible debt	—	9,305	—	—
Non-operating income/(expense) from consolidated subsidiaries	259	56	(3,636)	(40.5)
Other income/(loss), net	4,313	9,228	(1,461)	(16.3)
Share in result of consolidated subsidiaries after tax	(18,029)	22,368	26,787	298.6
Income/(loss) before income taxes	(14,831)	39,961	19,870	221.5
Provision for income taxes	162	(496)	—	—
Net income/(loss)	(14,669)	39,465	19,870	221.5

Condensed statements of comprehensive income/(loss) of Yandex N.V.

	Year ended December 31,
	2021	2022	2023	2023
	RUB	RUB	RUB	$
Net income/(loss)	(14,669)	39,465	19,870	221.5
Foreign currency translation adjustment, net of tax of nil	(1,730)	8,065	(9,329)	(104.0)
Total other comprehensive income/(loss)	(1,730)	8,065	(9,329)	(104.0)
Comprehensive income/(loss) attributable to Yandex N.V.	(16,399)	47,530	10,541	117.5

Condensed statements of cash flows of Yandex N.V.

	Year ended December 31,
	2021	2022	2023	2023
	RUB	RUB	RUB	$
Net cash provided by/(used in) operating activities	(11,067)	45,965	50,608	564.3
Investments in marketable equity securities	(10,604)	—	—	—
Proceeds from sale of marketable equity securities	6,163	5,859	—	—
Investments in term deposits	(78,223)	—	—	—
Maturities of term deposits	132,849	—	—	—
Other investing activities	7,875	21	(688)	(7.7)
Net cash provided by/(used in) investing activities	58,060	5,880	(688)	(7.7)
Repayment of debt	—	(46,310)	(51)	(0.6)
Purchase of non-redeemable noncontrolling interests	(73,077)	—	(57,337)	(639.3)
Repurchases of ordinary shares	(6,966)	—	—	—
Proceeds from exercise of share options	1,153	—	—	—
Other financing activities	(1,662)	(1,390)	(23)	(0.2)
Net cash used in financing activities	(80,552)	(47,700)	(57,411)	(640.1)
Effect of exchange rate changes on cash and cash equivalents	473	(16,513)	5,622	62.6
Net change in cash and cash equivalents	(33,086)	(12,368)	(1,869)	(20.9)
Cash and cash equivalents, beginning of period	54,314	21,228	8,860	98.8
Cash and cash equivalents, end of period	21,228	8,860	6,991	77.9